Other Payables - Summary of Other Payables (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Trade And Other Current Payables [Abstract]
Accrued salary and compensation	$ 9,450		$ 9,482
Payables to contractors	1,779		1,892
Accrued compensation to employees and remuneration to directors and supervisors	1,691		1,441
Amounts collected for others	1,308		1,279
Payable on land (Note 16)	1,057		0
Payables to equipment suppliers	1,049		296
Accrued maintenance costs	1,040		955
Accrued franchise fees	785		1,091
Others	5,829		6,517
Total	$ 23,988	$ 854	$ 22,953